Taxes - Income tax - Additional Information (Details) R$ in Millions		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		35.00%	35.00%	31.00%
Presumptive income tax				0.00%
Applicable tax rate for fixed assets	35
Description of tax losses carry forward		12 taxable years
Ecopetrol S.A. and Hocol
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate for fixed assets		35
Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		35.00%	35.00%
Ecopetrol Group | Free trade zone
Disclosure of detailed information about income tax [Line Items]
Presumptive income, percentage on beginning equity		15.00%
Free trade zone
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		20.00%
Free zone Legal Stability Agreement (LSA) | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		15.00%
Brazil | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		34.00%
Percentage of income tax rate taxable base of liquid profit		34.00%
Legal entities maximum gross income		R$ 78
Percentage of income tax rate based on legal entities gross income		8.00%
Brazil | Ecopetrol Group | Bottom of range
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		12.00%
Brazil | Ecopetrol Group | Top of range
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		32.00%
Chile | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		27.00%
Peru country | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		29.50%
Percentage of current income tax rate on taxable income after deducting employee participation		29.50%
Percentage of dividend and other forms of profit distribution income tax rate		5.00%
Percentage of income tax rate of financial expenses deduction				30.00%
Percentage of income tax rate of deduction allowed for low value added services and cost plus margin		5.00%
Peru country | Ecopetrol Group | Bottom of range
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		5.00%
Peru country | Ecopetrol Group | Top of range
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		10.00%
USA | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate		21.00%
2022 | Colombia
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate			35.00%